SHARE-BASED PAYMENT ARRANGEMENTS	3 Months Ended
Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED PAYMENT ARRANGEMENTS

8.	SHARE-BASED PAYMENT ARRANGEMENTS

A.	Description of share-based payment arrangements

Stock option plan (equity-settled)

On January 20, 2016, the Company established a stock option plan (the “Stock Option Plan”) that entitles key management personnel and employees to acquire Common Shares upon the exercise of Company options (“Options”). Under the Stock Option Plan, holders of vested Options are entitled to purchase Common Shares for the exercise price as determined at the grant date.

On February 26, 2022, the Company established an omnibus incentive plan providing for up to 20% of the issued and outstanding Common Shares as of the date thereof (being 35.6 million Common Shares, less RSUs and Options outstanding under other equity inventive plans) to be issued as RSUs or Options to directors, officers, employees, and consultants of the Company (the “Omnibus Incentive Plan”). The Omnibus Incentive Plan was approved by shareholders of the Company on June 13, 2022.

The Company amended its Omnibus Incentive Plan (the “A&R Plan”) on July 13, 2022, and the Company’s shareholders approved the A&R Plan on June 9, 2023. Pursuant to the A&R Plan, the maximum number of Common Shares issuable pursuant to outstanding Options at any time shall be limited to 15% of the aggregate number of issued and outstanding Common Shares as of the applicable award date less the number of Common Shares issuable pursuant to Options under the A&R Plan or any other security-based compensation arrangement of the Company. In addition, the Company is authorized to grant up to 70,000,000 RSUs pursuant to the A&R Plan. The RSU limit is separate and distinct from the maximum number of Common Shares reserved for issuance pursuant to Options under the A&R Plan.

The following table depicts the number of Options granted (in thousands):

Grant Date	Number of Options	Vesting Conditions	Contractual Life of Options
Balance January 1, 2024	28,732
On April, 2024	45	3 years vest	10 years
On August, 2024	30	3 years vest	10 years
On November, 2024	25	3 years quarterly vest	10 years
Balance December 31, 2024	28,832
Balance January 1, 2025	28,832
On March, 2025	15	3 years quarterly vest	10 years
Balance March 31, 2025	28,847

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED MARCH 31, 2025 AND 2024

UNAUDITED

B.	Measurement of fair value

The fair value of the Options has been measured using the Black-Scholes formula. The Black-Scholes model requires management to make certain assumptions including the expected life of the stock options, volatility and risk-free interest rate. Service and non-market performance conditions attached to the arrangements were not considered in measuring fair value. The inputs used in the measurement of the fair value at the grant and measurement date of options granted in the period were as follows:

	March 31, 2025	March 31, 2024
Share price	$5.10	$—
Expected volatility (weighted-average)	60%	—%
Expected life (weighted-average)	2.46 years	—
Expected dividends	—%	—%
Risk-free interest rate (based on US government bonds)	4.45%	—%
Weighted-average grant date fair value	$5.10	$—

Expected volatility has been based on an evaluation of historical volatility of the Company’s share price.

C.	Reconciliation of outstanding stock options

The following table outlines the number of Options (in thousands) and weighted-average exercise price:

	March 31, 2025		December 31, 2024
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
Outstanding at beginning of year	14,991	$1.09	21,943	$0.92
Granted	15	5.10	100	5.28
Forfeited/ Expired	(19)	0.92	(88)	1.30
Exercised	(486)	0.69	(6,964)	0.60
Outstanding at end of period	14,501	$1.11	14,991	$1.09
Exercisable at end of period	11,729	$0.99	11,702	$0.96

The Options outstanding as of March 31, 2025 had a weighted average exercise price of $1.11 (December 31, 2024: $1.09) and a weighted-average remaining contractual life of 6.4 years (December 31, 2024: 6.6 years).

D.	Restricted share units

Restricted share units

Under the Company’s agent awards stock grant program, the Company issues RSUs to agents based on an agent meeting certain performance metrics, including successfully attracting other performing agents to the Company. Each RSU, which has a vesting term of up to 3 years and is subject to forfeiture in certain circumstances, entitles the holder to one Common Share or the equivalent cash value, as determined in the Company’s discretion. The Company recognizes expense from the issuance of these RSUs during the applicable vesting period based upon the best available estimate of the number RSUs expected to vest with a corresponding increase in additional paid-in capital. The expense recognized from the issuance of RSU awards for the period ended March 31, 2025 was $3.0 million, and was classified as marketing expense.

Under the Company’s agent stock purchase program, agents purchase RSUs, which vest immediately but have a one year restriction period, using a percentage of the agent’s commission that is withheld by the Company. Each RSU entitles the holder to one Common Share or the equivalent cash value, as determined in the Company’s sole discretion. The RSUs are expensed in the period in which they are issued with a corresponding increase in equity. Each agent pays the Company 15% of commissions until the commission paid to the Company totals that agent’s “cap” amount (the “Cap”). As an incentive to participate in the program, the Company issues additional RSUs (“Bonus RSUs”) with a value of (i) 10% of the commission withheld (the percentage was 15% previously) if an agent has not met the Cap and (ii) 15% of the commission withheld (the percentage was 20% until April 1, 2025) if an agent has met the Cap. The Bonus RSUs have a one-year vesting term and are subject to forfeiture in certain circumstances. The RSUs purchased under the program are expensed to cost of goods sold and the Bonus RSUs are expensed to stock-based compensation expense within marketing expenses. Bonus RSUs are amortized over the vesting period with a corresponding increase in additional paid-in capital.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED MARCH 31, 2025 AND 2024

UNAUDITED

Stock compensation awards granted to full time employees (“FTEs”) are classified as a general and administrative, research and development, or marketing expense based on the appropriate department within the condensed consolidated statements of comprehensive loss.

The Company also awards performance-based RSUs which require certain conditions, communicated within each individual award, to be met for vesting to occur. Expense related to the issuance of performance-based RSUs is recorded over the vesting period, is initially based on the fair value of the award on the grant date, and is subsequently remeasured at each reporting date based upon the probability that the performance target will be met. Remeasurement may result in the reversal of expenses previously recorded if it is determined that the performance target will not be met. During the period ended March 31, 2025 the Company recorded a $1.8 million reversal of previously recorded stock-based compensation expense with respect to performance-based RSU grants to executive officers which are not expected to vest.

The following table illustrates the Company’s stock activity (in thousands of units) for the RSUs under its equity plan.

Restricted Share Units
Balance at, December 31, 2023	27,609
Granted	17,769
Vested and Issued	(19,376)
Forfeited	(1,383)
Balance at, December 31, 2024	24,619
Granted	4,748
Vested and Issued	(3,564)
Forfeited	(306)
Balance at, March 31, 2025	25,497

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED MARCH 31, 2025 AND 2024

UNAUDITED

Stock-Based Compensation Expense

The following table provides a detailed breakdown of the stock-based compensation expense (in thousands) as reported in the condensed consolidated statements of comprehensive loss.

	For the Three Months Ended
	March 31, 2025			March 31, 2024
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Cost of Sales – Agent Stock-Based Compensation	$-	$7,942	$7,942	$-	$5,214	$5,214
Marketing Expenses – Agent Stock-Based Compensation	69	3,046	3,115	142	1,995	2,137
Marketing Expenses – FTE Stock-Based Compensation	-	40	40	1	3	4
Research and Development – FTE Stock-Based Compensation	1	304	305	7	128	135
General and Administrative – FTE Stock-Based Compensation	253	1,052	1,305	604	750	1,354
Total Stock-Based Compensation	$323	$12,384	$12,707	$754	$8,090	$8,844